Document and Entity Information	Sep. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	CARDLYTICS, INC.
Entity Central Index Key	0001666071
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38386
Entity Tax Identification Number	26-3039436
Entity Address, Address Line One	675 Ponce de Leon Avenue NE, Suite 4100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(888)
Local Phone Number	798-5802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	CDLX